Acquisition of RGI (Details) $ in Thousands, € in Millions				1 Months Ended		6 Months Ended
	Mar. 13, 2026 shares	Feb. 26, 2026 USD ($)	Feb. 26, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Acquisition of RGI [Abstract]
Dividends paid						$ 1,772	$ 751
Dividends to non-controlling shareholders of subsidiary						2,799	$ 0
RGI [Member]
Acquisition of RGI [Abstract]
Ownership percentage	84.30%
RGI [Member]
Acquisition of RGI [Abstract]
Dividends paid		$ 1,077	€ 0.9	$ 16,795	€ 14.4
Shares received upon conversion of loan (in shares) | shares	2,648,827
Dividends to non-controlling shareholders of subsidiary						$ 2,799